Investment Strategy - Hartford Quality Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to identify undervalued companies in the marketplace relative to a variety of characteristics. The Fund may invest in a broad range of market capitalizations but tends to focus on large-capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Value Index. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub adviser, Wellington Management, with different investment approaches. Each fundamental equity team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager chooses a subset of companies from the investable universe for inclusion in the portfolio to seek to create a portfolio of high conviction stocks based on the views of the fundamental equity investment teams. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and diversified Fund profile. The portfolio manager also uses quantitative portfolio construction tools as part of their process.